Other Receivables	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Other Receivables
7.	Other Receivables

(a)	The details of other receivables as of December 31, 2023 and 2024, are as follows:

(in millions of Won)	2023		2024
Current
Short-term loans	￦	223,011	375,244
Other accounts receivable		1,433,423	1,671,039
Accrued income		237,154	293,985
Deposits		125,854	80,007
Others		15,349	28,480
Lease receivables		23,948	18,224
Less: Allowance for doubtful accounts		(111,210)	(205,656)

	￦	1,947,529	2,261,323

Non-current
Long-term loans(*1)	￦	1,204,645	1,247,255
Other accounts receivable		186,492	192,736
Accrued income		184,739	189,565
Deposits		308,185	142,698
Lease receivables		78,994	76,680
Less: Allowance for doubtful accounts		(510,610)	(542,605)

	￦	1,452,445	1,306,329

(*1)
The
Company
recognized an allowance for doubtful accounts of
￦
288,315 million for all of the other receivables from FQM Australia Holdings Pty Ltd., an associate, due to low possibility of collecting these receivables during the year ended December 31, 2023
.

(b)	The details of lease receivables are as follows:

(in millions of Won)
Customer	Leased items	2023		2024
Pohang University of Science and Technology	Lease contract	￦	7,586	7,429
Korea Business Angels Association	Lease contract		2,339	2,162
HEUNG-A SHIPPING CO., LTD., HEUNG-A LINE CO., LTD.	3 Container Ships, 4 Tankers		50,429	45,179
Executive Offshore, PT Wintermar, COHC, Myanma Port Authority	Helicopter, Ship, Jetty		42,588	40,134

		￦	102,942	94,904

(c)	As of December 31, 2023 and 2024, total and net lease investments in the leases are as follows:

(in millions of Won)	2023		2024
Less than 1 year	￦	24,965	19,051
1 year - 3 years		31,840	31,805
3 years - 5 years		20,820	9,848
Over 5 years		63,583	68,527

Undiscounted lease payments		141,208	129,231
Unrealized interest income		(38,266)	(34,327)

Present value of minimum lease payment	￦	102,942	94,904